Equity - Share Repurchase Program (Details) - USD ($)		12 Months Ended
	Jun. 18, 2024	Dec. 31, 2025	Dec. 31, 2024
Equity
Authorized period for share repurchase program	5 years
Aggregate number of ordinary shares authorized for repurchase	37,776,463
Authorized percentage of issued capital for share repurchase program	20.00%
Shares repurchased		1,320,442	598,207
Total consideration		$ 4,691,000	$ 2,428,000
Share repurchase price per share		$ 3.55	$ 4.06